PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions disclosures
Summary of Company's major VIEs and VIE's subsidiaries

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Shanghai Huacheng Southwest International Travel Agency Co., Ltd. (“Shanghai Huacheng”, formerly known as Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Beijing Qu Na Information Technology Company Limited (“Qunar Beijing”)	Established on March 17, 2006

Summary of consolidated balance sheet information of VIEs

	As of December 31,
	2016	2017
	RMB	RMB
Total assets	30,544,580,876	21,755,512,736
Less: Inter-company receivables	(2,050,819,348)	(1,569,895,648)

Total assets excluding inter-company	28,493,761,528	20,185,617,088

Total liabilities	29,101,732,239	19,282,345,546

Less: Inter-company payables	(15,904,065,265)	(12,114,432,077)

Total liabilities excluding inter-company	13,197,666,974	7,167,913,469

Summary of consolidated results of operations information of VIEs

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues	6,384,556,234	8,706,139,377	8,237,250,837
Cost of revenues	1,983,511,461	2,442,997,433	2,489,892,564
Net income / (loss)	(73,523,163)	100,653,423	863,231,207

Summary of consolidated results of cash flows information of VIEs

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash provided by operating activities	160,298,446	7,190,925,721	1,232,432,873
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—

Schedule of property, equipment and software estimated useful lives

Building	30-40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts

	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of year	14,707,184	38,237,658	58,841,826
Provision for doubtful accounts	32,080,786	32,339,617	97,944,278
Write-offs	(8,550,312)	(11,735,449)	(28,064,747)

Balance at end of period	38,237,658	58,841,826	128,721,357

Company's share option activity under all the incentive plans

The following table summarized the Company’s share option activity under all the option plans, which has reflected the effect of the Exchange of Qunar Share Incentive Plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	4,972,178	101.03	5.17	405,399,251

Granted	625,006	247.91
Exercised	(506,163)	65.65
Forfeited	(85,560)	156.32

Outstanding at December 31, 2015	5,005,461	122.00	4.77	1,244,544,670

Granted	937,002	322.20
Exercised	(368,722)	80.70
Forfeited	(41,226)	199.32

Outstanding at December 31, 2016	5,532,515	157.82	4.54	899,966,907

Granted (including grants in exchange for Qunar options )	631,166	43.03
Exercised	(1,353,697)	68.95
Forfeited	(99,226)	133.92

Outstanding at December 31, 2017	4,710,758	168.80	4.72	866,781,417

Vested and expect to vest at December 31, 2017	4,570,018	167.40	4.67	847,267,373

Exercisable at December 31, 2017	2,951,517	141.77	3.78	622,855,872

Information related to outstanding and exercisable options

The following table summarizes information related to outstanding and exercisable options as of December 31, 2017 (in US$, except shares):

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
0.00-100.00	1,671,410	61.24	3.90	1,306,991	78.31	2.93
100.01-200.00	1,460,228	155.54	3.84	1,128,628	151.22	3.67
200.01-300.00	664,262	253.65	5.72	299,221	250.70	5.69
300.01-400.00	914,858	324.87	6.88	216,677	324.92	6.87

	4,710,758			2,951,517

Assumptions of Black-Scholes pricing model

	2015	2016	2017
Risk-free interest rate	1.35%-1.59%	1.16%-1.66%	1.73%-1.94%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	49%-50%	48%-51%	46%-48%
Fair value of options at grant date per share	from US$105.16	from US$133.85	from US$142.29
	to US$112.76	to US$141.72	to US$430.87

Schedule of restricted share activities under all incentive plans

The following table summarized the Company’s RSUs activities under all incentive plans (in US$, except shares):

		Weighted
		average grant
	Number of	date fair
	Shares	value(US$)
Restricted shares
Unvested at December 31, 2014	1,058,608	158.55

Granted	229,603	249.31
Vested	(271,683)	129.21
Forfeited	(151,120)	181.47

Unvested at December 31, 2015	865,408	185.17

Granted	1,183,094	301.62
Vested	(492,825)	223.00
Forfeited	(93,438)	237.69

Unvested at December 31, 2016	1,462,239	263.28

Granted	15,664	323.92
Vested	(285,375)	191.21
Forfeited	(96,806)	274.71

Unvested at December 31, 2017	1,095,722	281.91

Summary of components of other income

	2015	2016	2017
	RMB	RMB	RMB
Gain on disposal of cost method investment (Note 8)	—	149,066,258	1,374,462,407
Foreign exchange gains/(losses)	12,638,982	(557,995,284)	468,671,832
Subsidy income	199,418,778	220,631,285	263,538,347
Gain on disposal of available-for-sale investment (Note 8)	—	140,651,759	39,951,298
Dividends from long-term investment	—	48,911,066	46,550,230
Gain on disposal of a subsidiary	—	—	11,412,387
Gain on deconsolidation of subsidiaries	2,294,451,702	252,000	—
Impairments of cost method investments	—	(11,628,980)	(139,271,481)
Impairments of available-for-sale investments	—	(36,357,902)	(271,707,804)
Provision/impairment for an equity method investment (Note 8 and Note 13)	—	—	(967,395,005)
Others	(25,529,632)	19,621,511	52,785,926

Total	2,480,979,830	(26,848,287)	878,998,137

Qunar
Acquisitions disclosures
Summary of fair value of acquisition cost

	RMB	US$
Fair value of previously held equity interest (1)	21,698,582,100	3,416,184,974
Consideration paid in December 2015	10,842,783,275	1,687,067,570

Total purchase cost	32,541,365,375	5,103,252,544

(1)	Which represents fair value of purchase consideration for the initial equity method investment in October 2015

Schedule of pro forma results
In thousands	2015
RMB
Pro-forma net revenues	14,812,533
Pro-forma net loss	(5,086,934)